Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Current assets
Cash and cash equivalents	$ 95,492,477	$ 3,192,661	$ 83,661,739
Financial assets at fair value through profit or loss, current	722,794	24,166	528,450
Contract assets, current	214,243	7,163	92,210
Notes receivable	98	3	118
Accounts receivable, net	25,514,883	853,055	23,735,989
Accounts receivable-related parties, net	289,945	9,694	138,912
Other receivables	654,466	21,881	708,432
Current tax assets	26,220	877	20,856
Inventories, net	21,714,802	726,005	18,203,119
Other current assets	9,203,393	307,702	14,103,607
Total current assets	153,833,321	5,143,207	141,193,432
Non-current assets
Financial assets at fair value through profit or loss, noncurrent	13,298,679	444,623	11,555,847
Financial assets at fair value through other comprehensive income, noncurrent	14,723,232	492,251	11,585,477
Investments accounted for under the equity method	9,564,517	319,777	7,948,413
Property, plant and equipment	150,374,096	5,027,553	172,846,595
Right-of-use assets	8,291,517	277,216	0
Intangible assets	5,198,247	173,796	2,991,804
Deferred tax assets	7,563,357	252,871	6,795,796
Prepayment for equipment	217,906	7,285	661,402
Refundable deposits	2,600,733	86,951	2,757,399
Other noncurrent assets	596,088	19,929	4,261,064
Total non-current assets	212,428,372	7,102,252	221,403,797
Total assets	366,261,693	12,245,459	362,597,229
Current liabilities
Short-term loans	12,015,206	401,712	13,103,808
Contract liabilities, current	988,115	33,036	932,371
Notes and accounts payable	8,877,065	296,793	6,801,745
Other payables	15,325,954	512,402	12,549,873
Payables on equipment	3,031,184	101,343	4,008,142
Current tax liabilities	1,089,608	36,430	2,059,172
Lease liabilities, current	569,957	19,056	0
Current portion of long-term liabilities	24,795,600	829,007	5,121,396
Other current liabilities	6,262,604	209,382	5,440,345
Total current liabilities	72,955,293	2,439,161	50,016,852
Non-current liabilities
Contract liabilities, noncurrent	482,080	16,118	0
Bonds payable	18,687,591	624,794	38,878,947
Long-term loans	29,200,299	976,272	28,204,054
Deferred tax liabilities	2,221,230	74,264	1,979,509
Lease liabilities, noncurrent	5,461,068	182,583	0
Net defined benefit liabilities, noncurrent	4,025,373	134,583	4,167,174
Guarantee deposits	196,110	6,557	612,903
Other noncurrent liabilities	30,118,734	1,006,978	34,340,307
Total non-current liabilities	90,392,485	3,022,149	108,182,894
Total liabilities	163,347,778	5,461,310	158,199,746
Commitments and contingencies
Capital
Common stock - NT$10 par value Authorized: 26,000,000 thousand shares Issued: 12,424,319 thousand shares as of December 31, 2018 Issued: 11,724,319 thousand shares as of December 31, 2019	117,243,187	3,919,866	124,243,187
Capital collected in advance	332,611	11,120	0
Additional paid-in capital
Premiums	34,404,110	1,150,254	36,278,383
Treasury stock transactions	3,888,150	129,995	2,749,448
Transactions with noncontrolling interests	587,627	19,647	572,325
Share-based payment	214,455	7,170	178,401
Stock options - conversion right	1,476,405	49,362	1,515,297
Other	13,211	441	8,181
Retained earnings
Legal reserve	11,572,579	386,913	10,865,280
Special reserve	14,513,940	485,254	0
Unappropriated earnings	37,874,428	1,266,280	55,416,447
Other components of equity
Exchange differences on translation of foreign operations	(8,936,550)	(298,781)	(5,681,389)
Unrealized gains or losses on financial assets measured at fair value through other comprehensive income	(2,266,311)	(75,771)	(8,379,834)
Gains or losses on hedging instruments	0	0	(2,058)
Treasury stock	(8,413,992)	(281,310)	(13,832,953)
Total equity attributable to the parent company	202,503,850	6,770,440	203,930,715
Non-controlling interests	410,065	13,709	466,768
Total equity	202,913,915	6,784,149	204,397,483
Total liabilities and equity	$ 366,261,693	$ 12,245,459	$ 362,597,229